Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accrued Expenses [Line Items]
Vessel related	$ (125,000)	$ (24,999)
Finance related	(31,662)	(27,560)
Administrative related	(12,966)	(13,502)
Corporate income tax payable	(212)	(10)
Accrued expenses	(169,840)	(66,071)
Gimi conversion
Accrued Expenses [Line Items]
Vessel related	(43,500)	(13,600)
MK II FLNG
Accrued Expenses [Line Items]
Vessel related	$ (66,200)	$ (2,100)